CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 200,000	$ 33,971,455	$ (192,153)	$ 2,227,334	$ 6,672,254	$ 59,386,668	$ 12,684,821	$ 120,063,059
Balance, shares at Dec. 31, 2017	20,000,000		(208,890)
Net income						10,379,453	1,005,530	11,384,983
Transfer to statutory reserve					1,092,559	(1,092,559)
Foreign currency translation adjustment				(6,272,303)				(6,272,303)
Balance at Dec. 31, 2018	$ 200,000	33,971,455	$ (192,153)	(4,044,969)	7,764,813	68,673,562	13,690,351
Balance, shares at Dec. 31, 2018	20,000,000		(208,890)
Net income						11,089,170	1,137,712	12,226,882
Transfer to statutory reserve					1,278,197	(1,278,197)
Foreign currency translation adjustment				(1,744,846)				(1,744,846)
Balance at Dec. 31, 2019	$ 200,000	33,971,455	$ (192,153)	(5,789,815)	9,043,010	78,484,535	14,828,063	$ 130,545,095
Balance, shares at Dec. 31, 2019	20,000,000		(208,890)					19,791,110
Net income						11,075,863	952,771	$ 12,028,634
Transfer to statutory reserve					1,443,485	(1,443,485)
Foreign currency translation adjustment				7,861,303			676,247	8,537,550
Balance at Dec. 31, 2020	$ 200,000	$ 33,971,455	$ (192,153)	$ 2,071,488	$ 10,486,495	$ 88,116,913	$ 16,457,081	$ 151,111,279
Balance, shares at Dec. 31, 2020	20,000,000		(208,890)					19,791,110